Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	$ 763	$ 911
Effect of movements in foreign exchange	(25)	(56)
Provisions made	203	264
Provisions used	(213)	(225)
Provisions reversed	(48)	(32)
Other movements	(75)	(99)
Ending balance	605	763
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	104	103
Effect of movements in foreign exchange	(2)	8
Provisions made	63	55
Provisions used	(73)	(54)
Provisions reversed	(13)	(7)
Other movements	1	(1)
Ending balance	80	104
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	489	436
Effect of movements in foreign exchange	(20)	(40)
Provisions made	132	102
Provisions used	(129)	(80)
Provisions reversed	(35)	(24)
Other movements	(18)	95
Ending balance	420	489
Other - Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	170	372
Effect of movements in foreign exchange	(4)	(24)
Provisions made	9	107
Provisions used	(11)	(91)
Provisions reversed	(1)	(1)
Other movements	(58)	(193)
Ending balance	$ 106	$ 170